Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Contractual commitments for capital expenditure	$ 94	$ 117